CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Convertible Notes Payable [Text Block]
23.	CONVERTIBLE NOTE PAYABLE

On August 29, 2014, the Company completed the closing of a private placement financing transaction with an accredited investor, which purchased a 10.5% Convertible Note (the “Note”) in the aggregate principal amount of up to $33,300,000. The Company received the initial advance of $6,982,667. The Company shall offer investor a discount equal to 25% of the amount of the principal advanced by the investor.

Interest on the note shall accrue on the outstanding principal balance of this Note from August 29, 2014. Interest shall be payable quarterly on the last day of each of March, June, September and December commencing September 30, 2014. provided, however, that note holder may elect to require the Company to issue to the note holder a promissory note in lieu of cash in satisfaction of any interest due and payable at such time. Any interest payment note shall be subject to the same terms as the note. The note has a maturity date of February 28, 2020.

The note is convertible, at the discretion of the note holder, into shares of the Company’s common stock (i) at any time following an Event of Default, or (ii) for a period of thirty (30) calendar days following October 31, 2015 and each anniversary thereof, at an initial conversion price per share of $1.00, subject to adjustment for stock splits, reverse stock splits, stock dividends and other similar transactions and subject to the terms of the note. As long as the note is outstanding, the Investor shall have a right of first refusal, exercisable for thirty (30) calendar days after notice to the note holder, to purchase securities proposed to be offered and sold by the Company.

	September 30, 2014	December 31, 2013

10.5% convertible note of maturity date February 20, 2020	$6,982,667	$-

The Company calculated the fair value of the convertible note and the beneficial conversion feature utilizing the Discounted Cash Flows model at the date of the issuance of promissory note. The relative fair values were allocated to the liability and equity components of the debt. Accordingly, a discount was created on the debt and this discount will be amortized to interest expense over the life of the debt. Debt discount amortization as of September 30, 2014 was $18,758.

As of December 31, 2013, there was $0 principal outstanding and accrued interest in the amount of $0 that was owed under the terms of the promissory notes.

As of September 30, 2014, there was $6,982,667 principal outstanding and accrued interest in the amount of $61,098 that was owed under the terms of the promissory notes.

The above note agreement contained regular provisions requiring timely repayment of principals and accrued interests, payment of default interest in the event of default, default and optional conversion and without specific financial covenants. Management of the Company believe the Company is in material compliance with the terms of the convertible note agreement.

The Company calculated professional service compensation of $1,500,000 in respect of convertible note issue, and recognized $0, $0, $0 and $0 for the three months ended and the nine month ended September 30, 2014 and 2013. As of September 30, 2014, the deferred compensation balance was $1,500,000 and the deferred compensation balance of $1,500,000 was to be amortized over 12 months beginning on October 1, 2014.

23. CONVERTIBLE NOTES PAYABLE

In December of 2011, the Board of Directors passed a resolution authorizing the Company to enter into an agreement to borrow funds from a third party to assist in providing a method for certain Chinese shareholders to sell their shares in the Company. The Company entered into a series of convertible promissory notes along with common stock purchase warrants whereby this third party could exercise the conversion option and settles the amount due by receiving shares of stock from these certain Chinese shareholders. The monies borrowed from this third party were deposited into a custodial account that was not controlled by the Company. The Chinese shareholders also deposited their shares with this custodian. The shares transferred to the custodian were at all times, in the opinion of management, sufficient to satisfy the obligations of the convertible promissory notes and the outstanding common stock purchase warrants. All amounts owed this financing arrangement were to be repaid through the conversion options exercised by the third party and by the deliverance of the common shares of these certain Chinese investors.

During the year 2012, the Company borrowed a total of $ 460,000 from this third party under five separate promissory notes. Each note carried an interest rate of 12% per annum with a maturity date of six months from the date of issuance. Under the terms of the notes, the holder of the note has the option to convert the note to common shares at a discount of 15% from the average market price of the lowest three trading prices for the common stock during the ten trading days prior to the conversion date. The Company also issued a total of 842,500 common stock purchase warrants with an exercise price of $0.50 per share with an expiration date six months from the date of issuance.

The Company calculated the fair value of the warrants and the beneficial conversion feature utilizing the Black Scholes model at the date of the issuance of each promissory note. The relative fair values were allocated to the warrants and the debt. Accordingly, a discount was created on the debt and this discount will be amortized to interest expense of the life of the debt. Debt discount amortization as of December 31, 2012 was $ 178,867.

As of December 31, 2012, there was $ 232,000 principal outstanding and accrued interest in the amount of $ 9,764 that was owed under the terms of the promissory notes. The Company has recorded these amounts as payable by the Company with a corresponding asset represented by the value of the shares of the Company held by the custodian at December 31, 2012.

As of December 31, 2013, there was $0 principal outstanding and accrued interest in the amount of $0 that was owed under the terms of the promissory notes. The Company has recorded these amounts as payable by the Company with a corresponding asset represented by the value of the shares of the Company held by the custodian as of December 31, 2013.